DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Details 4) (Non-designated derivative instruments, USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Fair value of the derivative instruments designated as hedges
Derivative instruments classified in other current assets	$ 894
Foreign currency options
Fair value of the derivative instruments designated as hedges
Derivative instruments classified in other current assets	$ 894